Annual Operating Expenses {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Investor PRO-12 - Asset Manager: Growth Portfolio - VIP Asset Manager: Growth Portfolio-Investor VIP
	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.77%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.